LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	Interest rate as
	of
	December 31,		December 31,
	2015		2014	2015

		%
Loan from banks and other in NIS	5%		$481	$787
Dividend in Redeemable Non-controlling interest			-	2,294

Other long term debt			8	176

			$490	$3,257

(1)
On November 2013, the Company entered into a credit line agreement with a U.S. bank, under which the bank provides the Company with a credit line of $3,000 for a period of three years. As of December 31, 2014, the Company had drawn down an amount of approximately $  2,853 from the credit line, which is subject to interest equal to the Prime Rate in effect from time to time, plus 3% per annum; provided that the interest rate in effect on any day shall not be less than 6.0% per annum. In relation to this credit line, the Company is obliged by the bank to comply with certain financial covenants, as defined in the agreement. As of December 31, 2014, the Company was in full compliance with the financial covenants. During January 2015 the company fully repaid the credit line.